STOCK-BASED COMPENSATION (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Share-Based Payment Arrangement [Abstract]
Schedule of Stock Options

A summary of the status of the stock options under the Katapult 2014 Plan as of March 31, 2026, and changes during the three months then ended is presented below:

Weighted-
Average
Remaining
		Weighted-	Contractual	Aggregate
	Number of	Average	Term	Intrinsic
	Options	Exercise Price	(In Years)	Value
Balance – December 31, 2025	255,189	$6.97	3.4	$350
Granted	—	—
Exercised	—	—
Forfeited	—	—
Expired	—	—
Balance – March 31, 2026	255,189	$6.97	3.1	$473

			Weighted-Average
			Remaining
	Number of	Weighted-Average	Contractual	Aggregate
	Shares	Exercise Price	Term (In Years)	Intrinsic Value
Balance – December 31, 2024	256,689	$6.96	4.4	$415
Granted	—	—
Exercised	(1,500)	4.75
Forfeited	—	—
Expired	—	—
Balance – December 31, 2025	255,189	$6.97	3.4	$350

Schedule of RSUs

The following table summarizes the Company’s RSA activity under the 2021 Plan during the three months ended March 31, 2026:

	Restricted Stock Units
		Weighted-
		Average
		Grant Date
	Shares	Fair Value
Balance – December 31, 2025	115,758	$16.04
Granted	—	—
Exercised / Vested	(26,438)	25.37
Forfeited	(5,924)	18.03
Balance – March 31, 2026	83,396	$12.94

	Stock Options				Restricted Stock Units
		Weighted-	Weighted-Average			Weighted-
		Average	Remaining	Aggregate		Average
	Number of	Exercise	Contractual	Intrinsic		Grant Date
	Options	Price	Term (In Years)	Value	Shares	Fair Value
Balance – December 31, 2024	13,865	$261.25	6.5	$—	264,812	$22.83
Granted	—	—			98,540	9.59
Exercised / Vested	—	—			(216,130)	21.92
Forfeited	(13,865)	261.25			(31,464)	12.58
Balance – December 31, 2025	—	N/A	N/A	N/A	115,758	$16.04